AIM/CIGNA
HERITAGE

ANNUAL REPORT
DECEMBER 31, 1996




                                                         A Lasting Investment
                                                         Structure for the
                                                         Retirement of Your Life




[LOGO OF AIM
APPEARS HERE]

[LOGO OF CIGNA APPEARS HERE]

TABLE OF CONTENTS
Letter To Our Clients....................................................      1
CG Variable Annuity Separate Accounts
  Financial Statements...................................................      2
  Notes to Financial Statements..........................................      6
  Report of Independent Accountants......................................      8
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund.....................................      9
  AIM V.I. Diversified Income Fund.......................................     21
  AIM V.I. Global Utilities Fund.........................................     33
  AIM V.I. Government Securities Fund....................................     44
  AIM V.I. Growth Fund...................................................     51
  AIM V.I. Growth and Income Fund........................................     63
  AIM V.I. International Equity Fund.....................................     75
  AIM V.I. Money Market Fund.............................................     86
  AIM V.I. Value Fund....................................................     92
  Directors and Officers of the Funds.................................... Inside
                                                                            Back
                                                                           Cover

                                                          The President's Letter

TCJ PHOTO



Dear Client:

It is a pleasure to provide you with this report on the performance of the AIM/CIGNA Heritage Variable Annuity insurance product for the year ended December 31, 1996.
 The report includes a summary of sub-account performances for the past 12 months and financial data for each of the portfolio options available under your product. In addition, we have included an informative interview with the fund management team for AIM Variable Insurance Funds, Inc. The interview deals with significant national and international economic trends affecting key financial markets, and I hope you will take a few minutes to read it carefully.
 As we begin a new year, the AIM/CIGNA Heritage Variable Annuity alliance remains committed to providing financial solutions that meet your expectations and needs. Whether your concerns involve retirement savings or asset accumulation, the CIGNA Individual Insurance team is dedicated to offering product solutions of recognized value--and to back those solutions with consistently superior service, unquestioned financial security and complete product disclosure.
 As part of our service commitment--and to keep you fully informed about your purchase and trends that could affect your financial planning decisions--you can call our Variable Annuity information line at 1.800.522.9898, Monday through Friday, 8 a.m. to 7 p.m. Eastern time. Our representatives will be happy to answer any questions about this report, or to respond to any requests or concerns.
 With that, please accept my thanks for your loyalty and trust in choosing the AIM/CIGNA Heritage Variable Annuity, and allow me to assure you that we will continue to concentrate our efforts and resources on providing superior solutions that meet your long-term financial goals and solve your increasingly complex financial planning needs.

Sincerely,

/s/ THOMAS C. JONES

Thomas C. Jones
President
CIGNA Individual Insurance

                      AIM/CIGNA HERITAGE VARIABLE ANNUITY
                       SCHEDULE OF CHANGES IN UNIT VALUE
                         PERIOD ENDED DECEMBER 31, 1996


                                    12/31/95     12/31/96
                                  ACCUMULATION ACCUMULATION
  SUB-ACCOUNT                      UNIT VALUE   UNIT VALUE  % CHANGE
  AIM V.I. Capital Appreciation   15.92378352   18.467244     16.0
  AIM V.I. Diversified Income     11.58511339   12.591387      8.7
  AIM V.I. Global Utilities       12.50840432   13.826403     10.5
  AIM V.I. Government Securities  10.99124674   11.089217      0.9
  AIM V.I. Growth                 13.97787385   16.280681     16.5
  AIM V.I. Growth and Income      13.38512650   15.835279     18.3
  AIM V.I. International Equity   13.15613040   15.578350     18.4
  AIM V.I. Money Market           10.77544248   11.155653      3.5
  AIM V.I. Value                  15.50537319   17.590804     13.4


Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                      AIM V.I.    AIM V.I.    AIM V.I.    AIM V.I.                 AIM V.I.     AIM V.I.     AIM V.I.
                      CAPITAL    DIVERSIFIED   GLOBAL    GOVERNMENT    AIM V.I.   GROWTH AND  INTERNATIONAL    MONEY
                    APPRECIATION INCOME SUB-  UTILITIES  SECURITIES  GROWTH SUB-  INCOME SUB-  EQUITY SUB-  MARKET SUB-
                    SUB-ACCOUNT    ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                    ------------ ----------- ----------- ----------- ------------ ----------- ------------- -----------
ASSETS:
Investments in AIM
 Variable
 Insurance Funds,
 Inc. at value....  $312,747,385 $54,027,782 $11,016,631 $20,672,196 $154,423,265 $90,415,990 $142,116,428  $54,209,410
Receivable from
 Connecticut
 General Life
 Insurance
 Company..........            --      80,851          --      60,198      122,013          --           --       31,438
Receivable for
 fund shares sold.       178,464          --       3,214          --           --      29,651       13,019           --
                    ------------ ----------- ----------- ----------- ------------ ----------- ------------  -----------
  Total assets....   312,925,849  54,108,633  11,019,845  20,732,394  154,545,278  90,445,641  142,129,447   54,240,848
                    ------------ ----------- ----------- ----------- ------------ ----------- ------------  -----------
LIABILITIES:
Payable to
 Connecticut
 General Life
 Insurance
 Company..........       178,464          --       3,214          --           --      29,651       13,019           --
Payable for fund
 shares purchased.            --      80,851          --      60,198      122,013          --           --       31,438
                    ------------ ----------- ----------- ----------- ------------ ----------- ------------  -----------
  Total
   liabilities....       178,464      80,851       3,214      60,198      122,013      29,651       13,019       31,438
                    ------------ ----------- ----------- ----------- ------------ ----------- ------------  -----------
  Net assets......  $312,747,385 $54,027,782 $11,016,631 $20,672,196 $154,423,265 $90,415,990 $142,116,428  $54,209,410
                    ============ =========== =========== =========== ============ =========== ============  ===========
Accumulation units
 outstanding......    16,934,302   4,290,852     796,782   1,864,171    9,484,547   5,709,782    9,121,429    4,855,567
Net asset value
 per accumulation
 unit.............  $  18.467244 $ 12.591387 $ 13.826403 $ 11.089217 $  16.280681 $ 15.835279 $  15.578350  $ 11.155653
                    ------------ ----------- ----------- ----------- ------------ ----------- ------------  -----------
Accumulation net
 assets...........  $312,729,894 $54,027,782 $11,016,631 $20,672,196 $154,414,891 $90,415,990 $142,096,820  $54,167,024
Annuity reserves..        17,491          --          --          --        8,374          --       19,608       42,386
                    ------------ ----------- ----------- ----------- ------------ ----------- ------------  -----------
                    $312,747,385 $54,027,782 $11,016,631 $20,672,196 $154,423,265 $90,415,990 $142,116,428  $54,209,410
                    ============ =========== =========== =========== ============ =========== ============  ===========
                      AIM V.I.
                     VALUE SUB-
                      ACCOUNT
                    ------------
ASSETS:
Investments in AIM
 Variable
 Insurance Funds,
 Inc. at value....  $324,463,063
Receivable from
 Connecticut
 General Life
 Insurance
 Company..........            --
Receivable for
 fund shares sold.        82,382
                    ------------
  Total assets....   324,545,445
                    ------------
LIABILITIES:
Payable to
 Connecticut
 General Life
 Insurance
 Company..........        82,382
Payable for fund
 shares purchased.            --
                    ------------
  Total
   liabilities....        82,382
                    ------------
  Net assets......  $324,463,063
                    ============
Accumulation units
 outstanding......    18,443,298
Net asset value
 per accumulation
 unit.............  $  17.590804
                    ------------
Accumulation net
 assets...........  $324,432,445
Annuity reserves..        30,618
                    ------------
                    $324,463,063
                    ============

  The Notes to Financial Statements are an integral part of these statements.

                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                               AIM V.I.    AIM V.I.                                            AIM V.I.
                      AIM V.I.     AIM V.I.     GLOBAL    GOVERNMENT                AIM V.I.      AIM V.I.      MONEY
                      CAPITAL     DIVERSIFIED UTILITIES   SECURITIES   AIM V.I.    GROWTH AND   INTERNATIONAL   MARKET
                    APPRECIATION  INCOME SUB-    SUB-        SUB-     GROWTH SUB-  INCOME SUB-   EQUITY SUB-     SUB-
                    SUB-ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT     ACCOUNT
                    ------------  ----------- ----------  ----------  -----------  -----------  ------------- ----------
INVESTMENT INCOME:
Dividends.........  $   466,461   $3,289,206  $  338,902  $1,064,113  $   578,157  $   841,419   $   326,898  $3,057,634
EXPENSES:
Mortality and
 expense risk and
 administrative
 charges..........    3,725,971      643,056     132,680     268,030    1,815,834      903,049     1,577,910     869,697
                    -----------   ----------  ----------  ----------  -----------  -----------   -----------  ----------
  Net investment
   gain (loss)....   (3,259,510)   2,646,150     206,222     796,083   (1,237,677)     (61,630)   (1,251,012)  2,187,937
                    -----------   ----------  ----------  ----------  -----------  -----------   -----------  ----------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Capital
 distribution from
 portfolio
 sponsor..........           --           --      61,278          --    6,495,238      182,406            --          --
Net realized gain
 (loss) on share
 transactions.....     (264,756)      12,971      (2,982)     12,725      (33,584)     (30,814)      (20,437)         --
                    -----------   ----------  ----------  ----------  -----------  -----------   -----------  ----------
Net realized gain
 (loss)...........     (264,756)      12,971      58,296      12,725    6,461,654      151,592       (20,437)         --
Net unrealized
 gain (loss)......   41,079,909    1,406,492     743,831    (577,837)  14,610,617   11,146,372    20,458,960          --
                    -----------   ----------  ----------  ----------  -----------  -----------   -----------  ----------
  Net realized and
   unrealized gain
   (loss) on
   investments....   40,815,153    1,419,463     802,127    (565,112)  21,072,271   11,297,964    20,438,523          --
                    -----------   ----------  ----------  ----------  -----------  -----------   -----------  ----------
INCREASE IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $37,555,643   $4,065,613  $1,008,349  $  230,971  $19,834,594  $11,236,334   $19,187,511  $2,187,937
                    ===========   ==========  ==========  ==========  ===========  ===========   ===========  ==========
                     AIM V.I.
                    VALUE SUB-
                      ACCOUNT
                    ------------
INVESTMENT INCOME:
Dividends.........  $ 1,659,613
EXPENSES:
Mortality and
 expense risk and
 administrative
 charges..........    3,986,066
                    ------------
  Net investment
   gain (loss)....   (2,326,453)
                    ------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
Capital
 distribution from
 portfolio
 sponsor..........   16,089,510
Net realized gain
 (loss) on share
 transactions.....       41,831
                    ------------
Net realized gain
 (loss)...........   16,131,341
Net unrealized
 gain (loss)......   24,188,520
                    ------------
  Net realized and
   unrealized gain
   (loss) on
   investments....   40,319,861
                    ------------
INCREASE IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $37,993,408
                    ============


  The Notes to Financial Statements are an integral part of these statements.

                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                       AIM V.I.     AIM V.I.     AIM V.I.     AIM V.I.                   AIM V.I.      AIM V.I.      AIM V.I.
                       CAPITAL     DIVERSIFIED    GLOBAL     GOVERNMENT     AIM V.I.    GROWTH AND   INTERNATIONAL     MONEY
                     APPRECIATION  INCOME SUB-   UTILITIES   SECURITIES   GROWTH SUB-   INCOME SUB-   EQUITY SUB-   MARKET SUB-
                     SUB-ACCOUNT     ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT
                     ------------  -----------  -----------  -----------  ------------  -----------  -------------  -----------
OPERATIONS:
Net investment gain
 (loss)............  $ (3,259,510) $ 2,646,150  $   206,222  $   796,083  $ (1,237,677) $   (61,630) $ (1,251,012)  $ 2,187,937
Net realized gain
 (loss)............      (264,756)      12,971       58,296       12,725     6,461,654      151,592       (20,437)           --
Net unrealized gain
 (loss)............    41,079,909    1,406,492      743,831     (577,837)   14,610,617   11,146,372    20,458,960            --
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
  Net increase from
   operations......    37,555,643    4,065,613    1,008,349      230,971    19,834,594   11,236,334    19,187,511     2,187,937
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits..........    58,438,556    9,713,519    2,990,281    4,066,057    25,951,601   25,772,496    24,438,686    57,721,314
Participant
 transfers.........    20,040,794    1,047,682      468,502     (502,335)   13,274,467   18,936,372    21,101,359   (62,556,743)
Participant
 withdrawals and
 annuity payments..   (13,756,884)  (4,218,044)    (596,803)  (1,510,699)   (7,263,101)  (2,737,347)   (4,842,259)   (8,609,516)
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
  Net increase
   (decrease) from
   participant
   transactions....    64,722,466    6,543,157    2,861,980    2,053,023    31,962,967   41,971,521    40,697,786   (13,444,945)
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
    Total increase
     (decrease) in
     net assets....   102,278,109   10,608,770    3,870,329    2,283,994    51,797,561   53,207,855    59,885,297   (11,257,008)
NET ASSETS:
Beginning of
 period............   210,469,276   43,419,012    7,146,302   18,388,202   102,625,704   37,208,135    82,231,131    65,466,418
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
End of period......  $312,747,385  $54,027,782  $11,016,631  $20,672,196  $154,423,265  $90,415,990  $142,116,428   $54,209,410
                     ============  ===========  ===========  ===========  ============  ===========  ============   ===========
PARTICIPANT
 ACCUMULATION UNIT
 TRANSACTIONS (IN
 UNITS):
Participant
 deposits..........     3,402,932      820,195      235,394      374,494     1,742,515    1,800,984     1,719,074     5,288,075
Participant
 transfers.........     1,105,265       80,815       35,575      (45,162)      883,988    1,308,004     1,490,043    (5,718,780)
Participant
 withdrawals.......      (790,608)    (357,986)     (45,507)    (138,147)     (483,967)    (179,018)     (337,298)     (785,214)
                     ------------  -----------  -----------  -----------  ------------  -----------  ------------   -----------
  Net increase
   (decrease) in
   units from
   participant
   transactions....     3,717,589      543,024      225,462      191,185     2,142,536    2,929,970     2,871,819    (1,215,919)
                     ============  ===========  ===========  ===========  ============  ===========  ============   ===========
                       AIM V.I.
                      VALUE SUB-
                       ACCOUNT
                     -------------
OPERATIONS:
Net investment gain
 (loss)............  $ (2,326,453)
Net realized gain
 (loss)............    16,131,341
Net unrealized gain
 (loss)............    24,188,520
                     -------------
  Net increase from
   operations......    37,993,408
                     -------------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits..........    56,528,366
Participant
 transfers.........    (9,943,809)
Participant
 withdrawals and
 annuity payments..   (17,379,567)
                     -------------
  Net increase
   (decrease) from
   participant
   transactions....    29,204,990
                     -------------
    Total increase
     (decrease) in
     net assets....    67,198,398
NET ASSETS:
Beginning of
 period............   257,264,665
                     -------------
End of period......  $324,463,063
                     =============
PARTICIPANT
 ACCUMULATION UNIT
 TRANSACTIONS (IN
 UNITS):
Participant
 deposits..........     3,566,305
Participant
 transfers.........      (626,745)
Participant
 withdrawals.......    (1,086,314)
                     -------------
  Net increase
   (decrease) in
   units from
   participant
   transactions....     1,853,246
                     =============

  The Notes to Financial Statements are an integral part of these statements.

                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM FEBRUARY 1, 1995 TO
DECEMBER 31, 1995

                                                  AIM V.I.
                        AIM V.I.     AIM V.I.      GLOBAL     AIM V.I.                   AIM V.I.      AIM V.I.     AIM V.I.
                        CAPITAL     DIVERSIFIED  UTILITIES   GOVERNMENT     AIM V.I.    GROWTH AND   INTERNATIONAL    MONEY
                      APPRECIATION  INCOME SUB-     SUB-     SECURITIES   GROWTH SUB-   INCOME SUB-   EQUITY SUB-  MARKET SUB-
                      SUB-ACCOUNT     ACCOUNT     ACCOUNT    SUB-ACCOUNT    ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT
                      ------------  -----------  ----------  -----------  ------------  -----------  ------------- -----------
OPERATIONS:
Net investment gain
 (loss).............  $ (1,776,221) $ 2,375,596  $  102,645  $   619,409  $   (852,214) $    91,568   $  (699,439) $ 1,706,718
Net realized gain
 (loss).............      (185,467)       9,483      22,972        9,074        (8,433)   1,073,494        70,775           --
Net unrealized gain.    37,366,222    2,580,177     776,711    1,067,582    18,487,083    2,522,533    13,573,062           --
                      ------------  -----------  ----------  -----------  ------------  -----------   -----------  -----------
  Net increase from
   operations.......    35,404,534    4,965,256     902,328    1,696,065    17,626,436    3,687,595    12,944,398    1,706,718
                      ------------  -----------  ----------  -----------  ------------  -----------   -----------  -----------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits...........    75,416,433   10,812,192   3,456,984    4,464,331    32,668,572   21,652,744    22,515,674   90,031,694
Participant
 transfers..........    16,533,461    5,634,473   1,139,686    1,401,722     9,479,797    6,032,618    (4,928,544) (53,839,727)
Participant
 withdrawals and
 annuity payments...    (5,071,327)  (2,244,711)   (300,061)  (1,045,358)   (2,651,893)    (524,244)   (3,340,047)  (3,395,341)
                      ------------  -----------  ----------  -----------  ------------  -----------   -----------  -----------
  Net increase from
   participant
   transactions.....    86,878,567   14,201,954   4,296,609    4,820,695    39,496,476   27,161,118    14,247,083   32,796,626
                      ------------  -----------  ----------  -----------  ------------  -----------   -----------  -----------
    Total increase
     in net assets..   122,283,101   19,167,210   5,198,937    6,516,760    57,122,912   30,848,713    27,191,481   34,503,344
NET ASSETS:
Beginning of period.    88,186,175   24,251,802   1,947,365   11,871,442    45,502,792    6,359,422    55,039,650   30,963,074
                      ------------  -----------  ----------  -----------  ------------  -----------   -----------  -----------
End of period.......  $210,469,276  $43,419,012  $7,146,302  $18,388,202  $102,625,704  $37,208,135   $82,231,131  $65,466,418
                      ============  ===========  ==========  ===========  ============  ===========   ===========  ===========
PARTICIPANT
 ACCUMULATION UNIT
 TRANSACTIONS (IN
 UNITS):
Participant
 deposits...........     5,006,509      986,223     303,996      423,722     2,484,497    1,718,553     1,821,338    8,480,343
Participant
 transfers..........     1,041,696      527,843     104,156      134,953       722,364      480,720      (418,823)  (5,068,522)
Participant
 withdrawals........      (345,299)    (208,269)    (27,096)    (100,145)     (202,205)     (41,974)     (277,532)    (319,563)
                      ------------  -----------  ----------  -----------  ------------  -----------   -----------  -----------
  Net increase in
   units from
   participant
   transactions.....     5,702,906    1,305,797     381,056      458,530     3,004,656    2,157,299     1,124,983    3,092,258
                      ============  ===========  ==========  ===========  ============  ===========   ===========  ===========
                        AIM V.I.
                       VALUE SUB-
                        ACCOUNT
                      -------------
OPERATIONS:
Net investment gain
 (loss).............  $ (2,110,126)
Net realized gain
 (loss).............         2,326
Net unrealized gain.    46,641,463
                      -------------
  Net increase from
   operations.......    44,533,663
                      -------------
ACCUMULATION AND
 ANNUITY UNIT
 TRANSACTIONS:
Participant
 deposits...........    93,272,878
Participant
 transfers..........    17,331,114
Participant
 withdrawals and
 annuity payments...    (7,116,527)
                      -------------
  Net increase from
   participant
   transactions.....   103,487,465
                      -------------
    Total increase
     in net assets..   148,021,128
NET ASSETS:
Beginning of period.   109,243,537
                      -------------
End of period.......  $257,264,665
                      =============
PARTICIPANT
 ACCUMULATION UNIT
 TRANSACTIONS (IN
 UNITS):
Participant
 deposits...........     6,429,791
Participant
 transfers..........     1,180,159
Participant
 withdrawals........      (499,393)
                      -------------
  Net increase in
   units from
   participant
   transactions.....     7,110,557
                      =============

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

December 31, 1996

1. ORGANIZATION

 CG Variable Annuity Separate Account (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.
 During 1995, the Account changed its fiscal year end from January 31 to December 31, effective in the year beginning January 1, 1996. Accordingly, the eleven month transition period ended December 31, 1995, is reported in the Statements of Changes in Net Assets.
 The assets of the Account are divided into variable sub-accounts invested in shares of a specific series of the AIM Variable Insurance Funds, Inc. (the
Fund), which are open-end mutual funds. Nine sub-accounts are currently available for investment within the Account: AIM V.I. Capital Appreciation Fund; AIM V.I. Diversified Income Fund; AIM V.I. Global Utilities Fund; AIM V.I. Government Securities Fund; AIM V.I. Growth Fund; AIM V.I. Growth and Income Fund; AIM V.I. International Equity Fund; AIM V.I. Money Market Fund; and AIM V.I. Value Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

 These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.
A. INVESTMENT VALUATION: - Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the Fund as of December 31, 1996. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.
B. INVESTMENT TRANSACTIONS: - Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.
C. FEDERAL INCOME TAXES: - The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.
D. ANNUITY RESERVES: - The amount of annuity reserves is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

3. INVESTMENTS

 Total shares held and cost of investments at December 31, 1996 were:

                                                                      COST OF
AIM V.I. SUB-ACCOUNT                                    SHARES HELD INVESTMENTS
--------------------                                    ----------- -----------
Capital Appreciation...................................  16,096,108 $232,406,504
Diversified Income.....................................   5,230,182   52,200,894
Global Utilities.......................................     877,819    9,504,640
Government Securities..................................   2,094,447   20,993,985
Growth.................................................   9,502,970  121,885,179
Growth and Income......................................   6,015,701   76,789,618
International Equity...................................   8,686,823  111,427,599
Money Market...........................................  54,209,410   54,209,410
Value..................................................  18,561,960  251,742,381

 Total purchases and sales of shares for the year ended December 31, 1996, amounted to:

AIM V.I. SUB-ACCOUNT                                     PURCHASES     SALES
--------------------                                     ---------     -----
Capital Appreciation................................... $76,878,269  $15,415,312
Diversified Income.....................................  19,011,509    9,822,202
Global Utilities.......................................   5,457,152    2,327,673
Government Securities..................................   7,050,056    4,200,950
Growth.................................................  41,794,158    4,573,630
Growth and Income......................................  44,643,310    2,551,013
International Equity...................................  44,186,893    4,740,119
Money Market...........................................  66,996,893   78,253,901
Value..................................................  61,685,647   18,717,600

4. CHARGES AND DEDUCTIONS

 CG Life assumes the risk that annuitants, as a class, may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CG Life charges each variable sub-account the daily equivalent of 1.25%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks.
 CG Life also deducts a daily administrative fee from the assets of each sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.
 As partial compensation for administrative services provided, CG Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-

CG VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

accounts are part of the general account of CG Life and are not included in these financial statements.
 Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. Transfer fees, for the variable sub-accounts, amounted to $130 for the year ended December 31, 1996.

 The fees charged by CG Life for mortality and expense risks, administrative fees and the amounts deducted for annuity account fees (included in participant withdrawals), from variable sub-accounts, for the year ended December 31, 1996, amounted to:

                                              MORTALITY   ASSET BASED   ANNUITY
                                             AND EXPENSE ADMINISTRATIVE ACCOUNT
AIM V.I. SUB-ACCOUNT                          RISK FEES       FEES        FEES
--------------------                         ----------- -------------- --------
Capital Appreciation........................ $3,449,973     $275,998    $150,953
Diversified Income..........................    595,422       47,634      15,966
Global Utilities............................    122,852        9,828       3,786
Government Securities.......................    248,176       19,854       6,050
Growth......................................  1,681,328      134,506      66,745
Growth and Income...........................    836,156       66,893      35,144
International Equity........................  1,461,028      116,882      58,728
Money Market................................    805,275       64,422      15,790
Value.......................................  3,690,802      295,264     153,210

 No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs associated with preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts, for the year ended December 31, 1996, amounted to $1,075,638.

5. DISTRIBUTION OF NET INCOME

 The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.


6. DIVERSIFICATION REQUIREMENTS

 Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the Fund manager, that the Fund satisfies the requirements of the regulations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Separate Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund and AIM V.I. Value Fund (constituting the CG Variable Annuity Separate Account, hereafter referred to as "the Account") at December 31, 1996, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                  PRICE WATERHOUSE LLP

Hartford, Connecticut
February 20, 1997

The mutual funds' annual report is incorporated herein by reference. It has been electronically filed with the Securities and Exchange Commission in connection with the named entity's (AIM Variable Insurance Funds, Inc.) status as a registered investment company under the Investment Company Act of 1940:

        AIM/CIGNA Heritage Annual Report, December 31, 1996, consisting of 97 partially numbered pages. Filed: March 5, 1997, Form Type N-30D, Registration Statement 811-7452.

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Diversified Income Fund
   AIM V.I. Global Utilities Fund*
   AIM V.I. Government Securities Fund
   AIM V.I. Growth Fund
   AIM V.I. Growth & Income Fund
   AIM V.I. International Equity Fund
   AIM V.I. Money Market Fund
   AIM V.I. Value Fund







*On May 1, 1995, AIM V.I. Utilities Fund broadened its investment strategy to permit up to 80% of its total assets to be invested in foreign securities, and was renamed AIM V.I. Global Utilities Fund.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Variable Annuity.


                                                National Distributor:
                                                CIGNA Financial Advisors
                                                900 Cottage Grove Road
                                                Hartford, CT 06152

[LOGO OF AIM              [CIGNA LOGO           CIGNA Individual Insurance is a
APPEARS HERE]             APPEARS HERE]         division of CIGNA.